Material accounting policies and use of significant judgements and estimates - Intangible assets (Details)	12 Months Ended
Dec. 31, 2025
Minimum | Acquired IP related to general use
Disclosure of reconciliation of changes in goodwill [line items]
Useful lives (in years)	3 years
Minimum | Internally developed IP related to general use
Disclosure of reconciliation of changes in goodwill [line items]
Useful lives (in years)	3 years
Minimum | Software
Disclosure of reconciliation of changes in goodwill [line items]
Useful lives (in years)	3 years
Maximum | Acquired IP related to general use
Disclosure of reconciliation of changes in goodwill [line items]
Useful lives (in years)	7 years
Maximum | Internally developed IP related to general use
Disclosure of reconciliation of changes in goodwill [line items]
Useful lives (in years)	7 years
Maximum | Software
Disclosure of reconciliation of changes in goodwill [line items]
Useful lives (in years)	8 years